Credit Risk - Summary of Detailed Information of Interest only Loan Maturity Analysis (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest Only Loans [Line Items]
carrying amount of interest-only loans	£ 38,722	£ 38,062
Term expired
Interest Only Loans [Line Items]
carrying amount of interest-only loans	374	338
Within 2 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	1,736	1,541
Between 2-5 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	3,722	3,706
Between 5-15 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	20,490	20,984
Greater than 15 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	12,400	11,493
Weighted average LTV
Interest Only Loans [Line Items]
carrying amount of interest-only loans	2,721	3,185
Weighted average LTV | Term expired
Interest Only Loans [Line Items]
carrying amount of interest-only loans	13	11
Weighted average LTV | Within 2 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	131	111
Weighted average LTV | Between 2-5 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	154	219
Weighted average LTV | Between 5-15 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	1,405	1,793
Weighted average LTV | Greater than 15 years
Interest Only Loans [Line Items]
carrying amount of interest-only loans	£ 1,018	£ 1,051